Cash and Investments - Fair Value Assets Measurement Techniques (Details) $ / a in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / a	Dec. 31, 2019 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 74,054.0	$ 70,508.5
Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 36,731.8	33,020.2
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	1.80%
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	29.50%
Recurring fair value measurement | Mortgage loans | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	2.10%
Recurring fair value measurement | Mortgage loans | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	4.90%
Recurring fair value measurement | Investment property | Income capitalization and/or sales comparison | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	6.80%
Discount rate	7.10%
Market rent growth rate	2.50%
Recurring fair value measurement | Investment property | Income capitalization and/or sales comparison | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate	7.50%
Discount rate	9.30%
Market rent growth rate	3.00%
Recurring fair value measurement | Investment property | Sales comparison | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price per acre (Cdn$ thousands) | $ / a	15
Recurring fair value measurement | Investment property | Sales comparison | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price per acre (Cdn$ thousands) | $ / a	170
Recurring fair value measurement | Warrants | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	31.20%
Recurring fair value measurement | Warrants | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	55.10%
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	0.00%
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	3.30%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	11.50%
Long term growth rate	6.00%
Discount for lack of marketability	10.50%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	11.50%
Long term growth rate	6.00%
Discount for lack of marketability	10.50%
Recurring fair value measurement | Private placement preferred shares | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	4.20%
Recurring fair value measurement | Private placement preferred shares | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	4.20%
Recurring fair value measurement | Common shares | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.5
Recurring fair value measurement | Common shares | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.5
Recurring fair value measurement | Private equity funds | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Recurring fair value measurement | Private equity funds | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Significant unobservable inputs (Level 3)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 5,176.8
Significant unobservable inputs (Level 3) | Limited partnerships and other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	1,766.9
Significant unobservable inputs (Level 3) | Limited partnerships and other | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	1,748.6
Significant unobservable inputs (Level 3) | Private placement debt securities | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	858.3
Significant unobservable inputs (Level 3) | Private placement debt securities | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	775.4	232.0
Significant unobservable inputs (Level 3) | Investment property | Income capitalization and/or sales comparison
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	488.0
Significant unobservable inputs (Level 3) | Investment property | Sales comparison
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	50.9
Significant unobservable inputs (Level 3) | Warrants | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	133.2
Significant unobservable inputs (Level 3) | CPI-linked derivatives | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	2.8
Significant unobservable inputs (Level 3) | Private company preferred shares | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	475.1
Significant unobservable inputs (Level 3) | Private placement preferred shares | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	71.6
Significant unobservable inputs (Level 3) | Common shares | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	80.9
Significant unobservable inputs (Level 3) | Private equity funds | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	45.0
Significant unobservable inputs (Level 3) | Private equity funds | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	65.6
Significant unobservable inputs (Level 3) | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	381.4
Significant unobservable inputs (Level 3) | Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 5,176.8	$ 4,935.1